Leases - Operating Leases for Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Rental expense, net of sublease income
Net rental expense	$ 7,493	$ 7,291
Future minimum Operating Lease Payments
2016	7,609
2017	6,080
2018	5,240
2019	4,908
2020	4,634
Thereafter	40,523
Total	68,994
Future minimum Operating Lease Payments, Sublease Income
2016	1,377
2017	1,132
2018	870
2019	682
2020	682
Thereafter	682
Total	5,425
Operating Leases, Future Minimum Payments Due, Net of Future Minimum Sublease Rentals, Fiscal Year Maturity [Abstract]
2016	6,232
2017	4,948
2018	4,370
2019	4,226
2020	3,952
Thereafter	39,841
Total	$ 63,569
Maximum
Leases for premises and equipment
Lease terms, including renewal options	48 years
Occupancy
Rental expense, net of sublease income
Rental expense charged to occupancy	$ 8,698	8,373
Less: sublease income	1,588	1,464
Net rental expense	7,110	6,909
Equipment
Rental expense, net of sublease income
Rental expense charged to equipment expense	$ 383	$ 382